Equity	12 Months Ended
Mar. 31, 2021
Disclosure of equity and share based arrangement [Abstract]
Equity [Text Block]

19. Equity

(a) Authorized

Unlimited common shares without par value

Unlimited preferred shares without par value

(b) Issued and fully paid common shares

During the year ended March 31, 2021, the Company:

• Issued 15,000,000 common shares with a value of C$3,450,000 ($2,458,470) to Cryptologic Corp. in connection to the acquisition of 9376-9974 Quebec Inc.

• Issued 100,000 common shares with a value of C$22,875 ($24,448) to a contractor in exchange for services completed.

• Issued 1,626,000 common shares with a value of $584,244 pursuant to the vesting of 1,626,000 restricted share-units. An amount of $241,502 was reallocated from reserves to share capital in connection with the vesting of these restricted share-units

• Issued 7,476,972 common shares for proceeds of C$4,673,819 ($3,779,887) pursuant to the exercise of 187,500 options at a price of C$0.29, 5,625,000 options at a price of C$0.30 per option, 300,000 options at a price of C$0.62 per option, 1,344,472 options at a price of C$2.00 per option, and 20,000 options at a price of C$2.85 per option. An amount of $2,056,713 was reallocated from reserves to share capital in connection with the exercise of these options.

• Issued 16,363,500 common shares (the "ATM Shares") pursuant to the ATM Equity Program for proceeds of C$81,726,582 ($64,543,080). The ATM Shares were sold at prevailing market prices, for an average price per ATM Share of C$4.99. Pursuant to the Equity Distribution Agreement , a cash commission of $1,842,480 on the aggregate gross proceeds raised was paid to the agent in connection with its services under the Equity Distribution Agreement.

• Subsequent to the year ended March 31, 2021, the Company issued 6,897,700 common shares (the "ATM Shares") pursuant to the ATM Equity Program for proceeds of C$26,808,163 ($21,484,385). The ATM Shares were sold at prevailing market prices, for an average price per ATM Share of C$3.94. Pursuant to the Equity Distribution Agreement, a cash commission of $644,532 on the aggregate gross proceeds raised was paid to the agent in connection with its services under the Equity Distribution Agreement.

During the year ended March 31, 2020, the Company:

• Issued 1,469,938 common shares for proceeds of C$440,981 ($329,323) pursuant to the exercise of 1,469,938 options at a price of C$0.30 per option. An amount of $186,164 was reallocated from reserves to share capital in connection with the exercise of these options.

As at March 31, 2021 no common shares were held in escrow.

(c) Stock options

The Company has established a rolling Stock Option Plan (the "Plan"). Under the Plan, the number of shares reserved for issuance may not exceed 10% of the total number of issued and outstanding shares and, to any one optionee, may not exceed 5% of the issued shares on a yearly basis. The maximum term of each option shall not be greater than 10 years. The exercise price of each option shall not be less than the market price of the Company's shares at the date of grant. Options granted to Consultants performing Investor Relations activities shall vest over a minimum of 12 months with no more than 1/4 of such options vesting in any 3-month period. All other options vest at the discretion of the Board of Directors.

Following is a summary of changes in stock options outstanding for the year ended March 31, 2021:

			Weighted average
	Outstanding		exercise price
Balance, March 31, 2019	20,216,952	C$	0.61
Granted	3,000,000		0.29
Forfeited	(853,846)		1.03
Exercised	(1,469,938)		0.30
Balance, March 31, 2020	20,893,168	C$	0.57
Granted	1,138,000		4.52
Forfeited	(1,000,000)		0.62
Exercised	(7,476,972)		0.63
Balance, March 31, 2021	13,554,196	C$	0.87

The stock options outstanding and exercisable as at March 31, 2021, are as follows:

Outstanding	Exercisable	Exercise price		Expiry date
676,502	676,502	C$	0.30	September 14, 2022
10,000	—		3.14	February 11, 2026
5,075,000	5,075,000		0.30	September 14, 2027
1,122,194	1,122,194		2.00	October 11, 2027
250,000	250,000		2.00	March 26, 2028
2,000,000	2,000,000		0.62	September 18, 2028
500,000	500,000		0.27	December 21, 2028
2,812,500	1,406,250		0.29	February 10, 2030
100,000	37,500		0.38	May 29, 2030
8,000	8,000		2.16	December 24, 2030
1,000,000	—		5.00	February 23, 2031
13,554,196	11,075,446

*Subsequent to March 31, 2021, the Company granted options to acquire 175,000 common shares exercisable at C$5.03 expiring April 6, 2031, 550,000 common shares exercisable at C$3.67 expiring April 29, 2031, and 50,000 common shares exercisable at C$2.99 expiring June 4, 2026, 215,577 options were also exercised for proceeds of C$303,654

(d) Warrants

Following is a summary of changes in warrants outstanding for the year ended March 31, 2021:

	Warrants		Weighted average
	outstanding		exercise price
Balance, March 31, 2019	50,080,150	C$	3.83
Expired	(48,830,150)		3.90
Balance, March 31, 2020	1,250,000	C$	1.24
Issued	5,000,000		3.00
Balance, March 31, 2021	6,250,000	C$	2.65

The warrants outstanding and exercisable as at March 31, 2021, are as follows:

Outstanding		Exercisable	Exercise price		Expiry date
1,250,000	*	400,000	C$	1.24	May 22, 2023
5,000,000		5,000,000	C$	3.00	January 12, 2024
6,250,000		5,400,000

* Of the 1,250,000 warrants granted as part of the Norway Acquisition (Note 7), 400,000 vest upon the receipt of all regulatory permits required to commence construction of a digital currency mining data centre in Ballangen Norway. A further 450,000 warrants vest upon the commencement of the mining of digital currency or other revenue generating activity on the property.

(e) Restricted share-units

The Company has established a Restricted Share Unit Plan (the "RSU Plan"). Under the RSU Plan, together with any other share compensation arrangement, the number of shares reserved for issuance may not exceed 10% of the total number of issued and outstanding shares and, to any one optionee, may not exceed 5% of the issued shares on a yearly basis. Currently, the RSU Plan has a limit of 10 million shares, which is not rolling. The Board may in its own discretion, at any time, and from time to time, grant RSUs to any employee, director or consultant of the Company or its subsidiaries (collectively, "Eligible Persons"), other than persons conducting investor relations activities, subject to the limitations set forth in the RSU Plan. The Board may designate one or more performance periods under the RSU Plan. In respect of each designated performance period and subject to the terms of the RSU Plan, the Board may from time to time establish the grant date and grant to any Eligible Person one or more RSUs as the Board deems appropriate.

Following is a summary of changes in restricted share units outstanding for the year ended March 31, 2021:

Outstanding
Balance, March 31, 2019	—
Granted	3,100,000
Balance, March 31, 2020	3,100,000
Granted	310,000
Exercised	(1,626,000)
Balance, March 31, 2021	1,784,000

Subsequent to March 31, 2021, 517,500 shares were were issued under the RSU plan.

(f) Share-based compensation

During the year ended March 31, 2021, $936,127 (March 31, 2020 - $524,953) of share-based compensation expense was recognized in relation to the vesting of options, and $718,219 (March 31, 2020 - $161,706) of share-based compensation expense was recognized in relation to the vesting of RSU's.

The following weighted average assumptions were used for the valuation of the stock options:

	2021	2020
Risk-free interest rate	0.42%	1.32%
Expected life (years)	5.00	6.00
Annualized volatility	105%	120%
Dividend rate	0.00%	0.00%